Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions of Subsidiaries
Summary of the purchase consideration

Amount
$
Fair value of Company’s shares issued *	54,135,920
Replacement of Scepter’s share options (Note 13)	2,239,909

Consideration	56,375,829

* The fair value of the 32,481,552 ordinary shares issued by the Company was based on the IPO offering price of the Company’s American depositary shares (“ADS”).

Schedule of the purchase price allocation

	Amount	Amortization
	$	Period

Cash and cash equivalents	5,828,615
Other current assets	2,929,003
Long-term investments	4,872,731
Other long-term assets	228,166
Income tax payable	(2,047,784)
Other current liabilities	(2,707,310)
Intangible assets acquired:
— Contract Backlog	9,702,600	3.5 year
Goodwill	39,995,458
Deferred tax liabilities	(2,425,650)

	56,375,829

Summary of revenue and earnings since acquisition date
Since the acquisition date
2015
$
Revenue	4,056,792
Net income attributable to Jupai	1,790,490

Summary of unaudited pro forma financial information
	Year ended December 31,
	(In thousands of U.S. dollars)
	2014	2015
	$	$
Revenues	45,933	99,101
Net income attributable to Jupai	15,088	26,126